3. Property and Equipment: Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Property, Plant and Equipment

	March 31, 2018	March 31, 2017
Machinery and equipment (5-7 year life)	$ 38,971	$ 38,971
Mobile consoles (7 year life)	798,667	798,667
Automobiles (3 year life)	18,376	-
Furniture and fixtures (3-5 year life)	20,000	20,000
	876,014	857,638
Accumulated depreciation	(662,493)	(535,820)
Total	$ 213,521	$ 321,818